Related Party Transactions (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Accounts payable and accrued expenses	$ 59,574	$ 51,226
DHL International GmbH
Related Party Transaction [Line Items]
Expenses included in cost of revenue	290,208	224,745	$ 177,076
Accounts payable and accrued expenses	71,649	59,263
Smart GL Logistics Ltd [Member]
Related Party Transaction [Line Items]
Expenses included in cost of revenue	12,702	7,058
Accounts payable and accrued expenses	2,768	$ 2,242
Amount of loans granted	$ 136
Term of loan	2 years